Accounting policies - Consolidation (Details) R in Millions			12 Months Ended
	Jan. 10, 2020 ZAR (R) shares	Jun. 29, 2018	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021	Dec. 31, 2020
Aldebaran
Accounting policies
Joint venture ownership interest of counterparty, initial			60.00%
Drdgold Limited
Accounting policies
Percentage of voting equity interests acquired	12.05%
Consideration transferred, acquisition-date fair value	R 1,086
Number of instruments or interests issued or issuable (in shares) | shares	168,158,944
Potential ownership, as a percent	50.10%		50.33%	50.49%	50.66%
Peregrine Metals Ltd.
Accounting policies
Proportion of legal ownership interest in associate			100.00%
Peregrine Metals Ltd. | Aldebaran
Accounting policies
Joint venture ownership interest of counterparty, initial		60.00%	60.00%
Bakgatla Ba Kgafela Investment Holdings
Accounting policies
Percentage of stake held			24.80%
Siyanda Resources Proprietary Limited
Accounting policies
Percentage of stake held			20.00%
Lonplats Siyakhula Employee Profit Share Trust
Accounting policies
Percentage of stake held			3.80%
Marikana Community Trust
Accounting policies
Percentage of stake held			0.90%
Liabilities			R 1,821
Bapo Ba Mogale Community Trust
Accounting policies
Percentage of stake held			0.90%
Newshelf 1335 Proprietary Limited
Accounting policies
Potential ownership, as a percent			2.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary
Accounting policies
Percentage of voting equity interests acquired			26.00%
Newshelf 1114
Accounting policies
Proportion of ownership interest in subsidiary			76.00%
Keliber
Accounting policies
Proportion of ownership interest in subsidiary			84.96%
Rustenburg Mine Employees Trust
Accounting policies
Proportion of ownership interest in subsidiary			30.40%
Liabilities			R 2,112
Rustenburg Mine Community Development Trust
Accounting policies
Percentage of stake held			24.80%
Liabilities			R 1,723